CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 1,253	$ 1,910	$ 2,768
Adjustments to reconcile net income to net cash provided by operations:
Depreciation And Amortization	1,642	1,708	1,069
Net change in operating assets and liabilities	968	414	594
Deferred Income Taxes Net And Uncertain Tax Positions	(1,380)	(690)	(500)
Research and development in process	5	73	15
Impairment of long lived assets	524	1,071	201
Stock-based compensation	64	82	91
Other items	143	7	103
Gain From Revaluation Of Investments	0	0	(135)
Loss (gain) from sale of long lived assets and investments	18	(3)	(72)
Net cash provided by operating activities	3,237	4,572	4,134
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(39)	0	(6,561)
Purchase of property, plant and equipment	(1,031)	(1,104)	(1,053)
Purchase of investments and other assets	(160)	(201)	(217)
Proceeds From Sales of Long Lived Assets And Investments	187	264	279
Other investing activities	(104)	(93)	(49)
Net cash used in investing activities	(1,147)	(1,134)	(7,601)
Financing activities:
Proceeds From Senior Notes Net	0	3,783	5,723
Purchase of treasury shares	(497)	(1,161)	(899)
Net change in short-term debt	384	(2,492)	(124)
Dividends paid	(1,089)	(855)	(800)
Proceeds from exercise of options by employees	91	14	71
Proceeds From Long Term Loans And Other Long Term Liabilities	338	1,241	1,000
Redemption of convertible debentures	0	0	(814)
Repayment of long-term loans And Other Long Term Liabilities	(3,133)	(2,213)	(751)
Other financing activities	23	5	5
Purchase of Non-controlling Interest	0	0	(75)
Net cash provided by (used in) financing activities	(3,883)	(1,678)	3,336
Translation adjustment on cash and cash equivalents	(48)	23	(21)
Net change in cash and cash equivalents	(1,841)	1,783	(152)
Balance of cash and cash equivalents at beginning of year	2,879	1,096	1,248
Balance of cash and cash equivalents at end of year	1,038	2,879	1,096
Supplemental disclosure of cash flow information
Interest paid	331	297	230
Income taxes paid, net of refunds	1,298	614	276
Amendment Sixty Nine And Tax Audits Payments	790
Net change in operating assets and liabilities
Accounts receivable net of sales reserves and allowances	85	936	701
Inventories	399	(511)	(762)
Other current assets	106	(54)	(240)
Accounts payable and accruals and other current liabilities	378	(19)	543
Inventory Step Up	0	62	352
Net change in operating assets and liabilities	$ 968	$ 414	$ 594